VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—6.0%
U.S. Treasury Bonds
1.250%, 5/15/50	$1,590	$755
1.375%, 8/15/50	595	291
1.875%, 2/15/51	470	261
2.000%, 8/15/51	50	28
3.625%, 2/15/53	1,640	1,316
4.250%, 2/15/54	155	139
4.500%, 11/15/54	125	117
U.S. Treasury Notes
4.250%, 11/30/26	200	201
0.375%, 7/31/27	40	38
4.375%, 12/31/29	195	198
4.250%, 11/15/34	160	160
Total U.S. Government Securities (Identified Cost $4,347)		3,504

Foreign Government Securities—1.1%
Costa Rica Government
144A 6.550%, 4/3/34(1)	5	5
144A 7.300%, 11/13/54(1)	5	5
Dominican Republic 144A 4.875%, 9/23/32(1)	46	42
Federative Republic of Brazil 6.000%, 10/20/33	22	22
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	16	17
144A 5.500%, 3/26/36(1)	10	10
Kingdom of Bahrain
144A 5.625%, 5/18/34(1)	8	7
144A 7.100%, 2/3/38(1)	19	18
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	10	9
Oman Government International Bond 144A 6.250%, 1/25/31(1)	25	26
Republic of Angola
144A 8.000%, 11/26/29(1)	10	10
144A 9.244%, 1/15/31(1)	5	5
Republic of Colombia
7.375%, 4/25/30	5	5
8.000%, 11/14/35	14	15
8.750%, 11/14/53	7	8
Republic of El Salvador
144A 8.625%, 2/28/29(1)	9	9
RegS 7.650%, 6/15/35(2)	10	10
Republic of Guatemala 144A 6.600%, 6/13/36(1)	8	8
Republic of Indonesia 5.100%, 2/10/54	28	25
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	6	6
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	19	19
	Par Value	Value

Foreign Government Securities—continued
Republic of Kenya
144A 7.875%, 10/9/33(1)	$10	$9
144A 9.500%, 3/5/36(1)	7	7
Republic of Nigeria 144A 10.375%, 12/9/34(1)	17	19
Republic of Panama 8.000%, 3/1/38	24	28
Republic of Peru 5.375%, 2/8/35	25	25
Republic of Philippines 4.750%, 3/5/35	18	17
Republic of Poland
4.875%, 10/4/33	30	30
5.125%, 9/18/34	7	7
Republic of Serbia 144A 6.500%, 9/26/33(1)	8	8
Republic of South Africa
4.850%, 9/30/29	10	10
5.875%, 6/22/30	15	15
5.650%, 9/27/47	5	4
Republic of Sri Lanka 144A 3.600%, 2/15/38(1)(3)	10	9
Republic of Turkiye
7.625%, 5/15/34	35	36
6.625%, 2/17/45	10	9
Republica Orient Uruguay 5.100%, 6/18/50	32	29
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	20	20
144A 6.375%, 1/30/34(1)	15	15
Saudi International Bond
144A 4.875%, 7/18/33(1)	25	25
144A 5.625%, 1/13/35(1)	8	8
144A 4.500%, 10/26/46(1)	15	12
United Mexican States
3.500%, 2/12/34	9	8
6.000%, 5/7/36	30	30
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	5	5
Total Foreign Government Securities (Identified Cost $666)		666

Mortgage-Backed Securities—6.3%
Agency—6.3%
Federal Home Loan Mortgage Corporation
Pool #SD5594 5.500%, 7/1/53	102	103
Pool #SD5856 3.500%, 1/1/54	299	274
Pool #SD8309 6.000%, 3/1/53	65	66
Pool #SD8383 5.500%, 12/1/53	154	155
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #SD8418 4.500%, 4/1/54	$243	$235
Pool #SD8492 5.000%, 1/1/55	260	257
Pool #SL3545 3.000%, 10/1/53	136	119
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	— (4)	— (4)
Pool #835144 5.000%, 10/1/35	6	6
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	4	4
Pool #949301 6.000%, 10/1/37	1	2
Pool #975097 5.000%, 6/1/38	4	4
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	1
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	3	3
Pool #AA4418 4.500%, 3/1/39	2	2
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	1	1
Pool #CB6857 4.500%, 8/1/53	97	94
Pool #FA0685 6.000%, 1/1/55	191	195
Pool #FA1378 4.000%, 3/1/55	271	256
Pool #FA1728 6.000%, 10/1/53	207	212
Pool #FA2472 5.000%, 4/1/54	144	142
Pool #FS6679 6.000%, 12/1/53	91	94
Pool #FS7751 4.000%, 3/1/53	224	212
Pool #MA4785 5.000%, 10/1/52	595	590
Pool #MA4805 4.500%, 11/1/52	110	107
Pool #MA4980 6.000%, 4/1/53	151	155
Pool #MA5072 5.500%, 7/1/53	192	193
Pool #MA5385 4.000%, 6/1/54	233	220
	Par Value	Value

Agency—continued
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	$2	$2
Total Mortgage-Backed Securities (Identified Cost $3,710)		3,711

Corporate Bonds and Notes—11.9%
Communication Services—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	30	28
Meta Platforms, Inc. 5.750%, 11/15/65	40	37
Omnicom Group, Inc. 5.375%, 6/15/33	25	25
Sprint Capital Corp. 8.750%, 3/15/32	40	47
		137

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	49	50
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	80	57
Ford Motor Co.
3.250%, 2/12/32	26	23
4.750%, 1/15/43	15	11
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	59	57
PulteGroup, Inc. 4.900%, 3/1/36	35	34
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	50	51
		283

Consumer Staples—0.4%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	50	50
BAT Capital Corp. 7.750%, 10/19/32	27	31
Mars, Inc. 144A 5.200%, 3/1/35(1)	50	51
Philip Morris International, Inc. 5.375%, 2/15/33	50	51
Pilgrim’s Pride Corp. 6.250%, 7/1/33	47	49
		232

Energy—1.5%
APA Corp. 6.750%, 2/15/55	35	35
BP Capital Markets plc 4.875% (5)	40	40
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	22	23
144A 5.439%, 2/15/35(1)	25	25
Diamondback Energy, Inc. 5.900%, 4/18/64	60	57
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	40	39
Enbridge, Inc. 8.500%, 1/15/84	45	51
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
EOG Resources, Inc.
5.350%, 1/15/36	$15	$15
5.650%, 12/1/54	45	44
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	80	73
Harbour Energy plc 144A 6.327%, 4/1/35(1)	50	51
HF Sinclair Corp. 6.250%, 1/15/35	35	36
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	11	10
Kinder Morgan, Inc. 5.850%, 6/1/35	30	31
Occidental Petroleum Corp. 6.200%, 3/15/40	35	36
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	40	40
Petroleos Mexicanos
5.950%, 1/28/31	6	6
7.690%, 1/23/50	1	1
6.350%, 2/12/48	29	22
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	18	18
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	35	32
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	40	40
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	93	82
Western Midstream Operating LP 5.250%, 2/1/50	45	38
Williams Cos., Inc. (The) 5.150%, 3/15/34	40	40
		885

Financials—5.2%
AerCap Ireland Capital DAC
6.950%, 3/10/55	25	26
6.500%, 1/31/56	25	25
Ally Financial, Inc. 8.000%, 11/1/31	40	44
American Express Co. 5.625%, 7/28/34	72	74
Apollo Debt Solutions BDC
6.900%, 4/13/29	20	20
5.875%, 8/30/30	25	25
Apollo Global Management, Inc. 6.000%, 12/15/54	50	47
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	65	60
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(1)	50	48
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	35	36
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	35	36
Bank of America Corp.
2.687%, 4/22/32	27	24
5.518%, 10/25/35	90	90
BlackRock Funding, Inc. 5.250%, 3/14/54	53	49
	Par Value	Value

Financials—continued
Blackstone Private Credit Fund 6.000%, 1/29/32	$50	$48
Blue Owl Finance LLC 3.125%, 6/10/31	60	52
BPCE S.A. 144A 7.003%, 10/19/34(1)	50	55
Brookfield Asset Management Ltd. 5.795%, 4/24/35	35	36
Capital One Financial Corp.
2.359%, 7/29/32	32	28
6.377%, 6/8/34	10	10
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	30	31
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	37
Series H 4.000%(5)	18	17
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	25	24
144A 5.150%, 2/14/31(1)	10	10
Citigroup, Inc.
3.980%, 3/20/30	56	55
6.270%, 11/17/33	56	60
Corebridge Financial, Inc. 6.375%, 9/15/54	61	60
Deutsche Bank AG 5.403%, 9/11/35	55	55
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	40	38
EMD Finance LLC 144A 5.000%, 10/15/35(1)	50	49
F&G Annuities & Life, Inc. 6.500%, 6/4/29	45	45
Fedex Freight Holding Co., Inc. 144A 5.250%, 3/15/36(1)	35	34
Fifth Third Bancorp 4.337%, 4/25/33	65	63
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	50	49
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	25	25
Global Atlantic Fin Co. 144A 6.750%, 3/15/54(1)	25	23
Global Payments, Inc. 5.550%, 11/15/35	50	48
Goldman Sachs Group, Inc. (The)
6.450%, 5/1/36	24	25
4.939%, 10/21/36	25	24
5.065%, 1/21/37	2	2
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	49	49
Huntington Bancshares, Inc.
5.709%, 2/2/35	25	25
6.141%, 11/18/39	40	41
Icon Investments Six DAC 6.000%, 5/8/34	50	51
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	35	36
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	50	50
JPMorgan Chase & Co.
2.956%, 5/13/31	30	28
5.717%, 9/14/33	47	49
1.953%, 2/4/32	73	64
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
KeyCorp
4.789%, 6/1/33	$39	$38
6.401%, 3/6/35	25	26
Lseg U.S. Fin Corp. 144A 5.250%, 3/23/36(1)	25	25
M&T Bank Corp. 5.400%, 7/30/35	47	47
Mizuho Financial Group, Inc. 2.564%, 9/13/31	40	35
Morgan Stanley 5.948%, 1/19/38	65	67
MSCI, Inc. 144A 3.625%, 9/1/30(1)	77	73
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	55	57
Nippon Life Insurance Co. 144A 6.500%, 4/30/55(1)	15	15
Northern Trust Corp. 3.375%, 5/8/32	63	62
Omnis Funding Trust 144A 6.722%, 5/15/55(1)	40	40
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	30	31
5.423%, 1/25/41	20	20
Prudential Financial, Inc.
6.750%, 3/1/53	46	48
6.500%, 3/15/54	25	26
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	30	30
6.176%, 10/1/54	25	24
State Street Corp.
6.123%, 11/21/34	25	26
Series I 6.700%(5)	35	36
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	40	39
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	50	49
Texas Capital Bancshares, Inc. 5.301%, 2/27/32	25	25
U.S. Bancorp
4.967%, 7/22/33	15	15
5.424%, 2/12/36	50	51
UBS Group AG 144A 7.000% (1)(5)	35	34
Wells Fargo & Co.
4.897%, 7/25/33	87	86
6.491%, 10/23/34	15	16
		3,041

Health Care—0.9%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	60	59
Abbott Laboratories 5.500%, 3/15/56	14	14
Amgen, Inc. 5.650%, 3/2/53	49	47
Augusta SpinCo Corp. 5.245%, 3/23/36	15	15
Baxter International, Inc. 3.132%, 12/1/51	80	46
CVS Health Corp. 5.050%, 3/25/48	50	43
	Par Value	Value

Health Care—continued
Dentsply Sirona, Inc. 3.250%, 6/1/30	$59	$54
HCA, Inc. 5.250%, 6/15/49	65	57
IQVIA, Inc. 6.250%, 2/1/29	21	22
Royalty Pharma plc
5.400%, 9/2/34	30	30
3.350%, 9/2/51	37	24
Smith & Nephew plc 5.400%, 3/20/34	45	46
Universal Health Services, Inc.
2.650%, 1/15/32	28	24
5.050%, 10/15/34	25	24
		505

Industrials—1.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	61	61
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	35	37
Baker Hughes Holdings LLC 5.850%, 6/15/56	35	34
Boeing Co. (The) 5.930%, 5/1/60	52	50
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	70	65
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	56	51
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	68	67
DP World Ltd. 144A 6.850%, 7/2/37(1)	10	11
Flowserve Corp. 3.500%, 10/1/30	50	47
L3Harris Technologies, Inc. 5.400%, 7/31/33	55	56
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	47	49
Regal Rexnord Corp. 6.400%, 4/15/33	44	46
Stanley Black & Decker, Inc. 6.707%, 3/15/60	35	34
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	31	32
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	14	14
Veralto Corp. 5.450%, 9/18/33	38	39
Vertiv Holdings Co. 5.650%, 3/15/46	10	10
		703

Information Technology—0.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	25	25
144A 4.000%, 7/1/29(1)	10	10
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	60	51
Flex Ltd. 5.375%, 11/13/35	50	49
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Gartner, Inc. 144A 3.750%, 10/1/30(1)	$70	$64
Marvell Technology, Inc. 5.450%, 7/15/35	50	51
Nokia Oyj 6.625%, 5/15/39	15	16
Oracle Corp.
5.550%, 2/6/53	27	21
3.850%, 4/1/60	30	18
Roper Technologies, Inc. 5.100%, 9/15/35	50	48
		353

Materials—0.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	65	64
Berry Global, Inc. 5.650%, 1/15/34	40	41
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	50	51
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	56	51
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	60	58
Sonoco Products Co. 5.000%, 9/1/34	40	39
		304

Utilities—0.9%
Black Hills Corp. 6.150%, 5/15/34	40	42
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	52	51
CMS Energy Corp. 4.750%, 6/1/50	65	63
Constellation Energy Generation LLC 5.875%, 1/15/66	35	34
Dominion Energy, Inc.
6.200%, 2/15/56	30	30
Series B 7.000%, 6/1/54	25	26
ENEL Finance International N.V. 144A 5.500%, 6/26/34(1)	55	56
Entergy Corp. 7.125%, 12/1/54	65	67
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	34	35
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	48	52
Puget Energy, Inc. 4.224%, 3/15/32	42	40
		496

Total Corporate Bonds and Notes (Identified Cost $6,938)		6,939

	Par Value	Value

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. (6 month PRIME + 1.750%) 3.250%, 7/19/27(6)(7)	$— (4)	$—
Total Leveraged Loans (Identified Cost $—)(4)		—

	Shares
Common Stocks—59.0%
Communication Services—5.7%
Alphabet, Inc. Class A	3,649	1,049
Dayamitra Telekomunikasi PT	4,701,069	151
Infrastrutture Wireless Italiane SpA	25,282	202
Meta Platforms, Inc. Class A	1,271	727
Netflix, Inc.(8)	4,900	471
oOh!media Ltd.	357,540	235
Reddit, Inc. Class A(8)	2,662	358
Sarana Menara Nusantara Tbk PT	4,570,000	132
		3,325

Consumer Discretionary—6.3%
Allegro.eu S.A.(8)	29,294	210
Amazon.com, Inc.(8)	5,337	1,112
Bright Horizons Family Solutions, Inc.(8)	2,365	194
Choice Hotels International, Inc.	1,543	160
Hermes International SCA Unsponsored ADR	1,589	301
Marriott International, Inc. Class A	1,587	519
MercadoLibre, Inc.(8)	187	323
Ollie’s Bargain Outlet Holdings, Inc.(8)	1,604	148
Pool Corp.	777	157
Rollins, Inc.	4,916	263
SiteOne Landscape Supply, Inc.(8)	1,115	148
Thor Industries, Inc.	2,223	178
		3,713

Consumer Staples—0.9%
Anhui Gujing Distillery Co., Ltd. Class B	5,000	45
BJ’s Wholesale Club Holdings, Inc.(8)	1,972	194
Heineken Malaysia Bhd	47,200	266
		505

Energy—0.5%
Pason Systems, Inc.	32,872	313
Financials—9.9%
AJ Bell plc	81,396	510
Caixa Seguridade Participacoes S.A.	220,835	777
FinecoBank Banca Fineco SpA	24,891	554
Hamilton Lane, Inc. Class A	1,609	160
IntegraFin Holdings plc	40,507	166
Interactive Brokers Group, Inc. Class A	5,261	353
Jack Henry & Associates, Inc.	1,268	200
LPL Financial Holdings, Inc.	749	225
Mortgage Advice Bureau Holdings Ltd.	21,238	157
Progressive Corp. (The)	2,373	470
Qualitas Controladora SAB de C.V.	15,038	144
S&P Global, Inc.	979	416
Steadfast Group Ltd.	74,636	220
Visa, Inc. Class A	3,716	1,123
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Financials—continued
W. R. Berkley Corp.	4,762	$316
		5,791

Health Care—6.4%
Align Technology, Inc.(8)	745	128
As One Corp.	27,200	383
Chemed Corp.	121	46
Cooper Cos., Inc. (The)(8)	2,996	214
Danaher Corp.	1,449	275
Eli Lilly & Co.	600	552
Haw Par Corp., Ltd.	52,600	696
IDEXX Laboratories, Inc.(8)	641	360
Intuitive Surgical, Inc.(8)	783	361
Medline, Inc. Class A(8)	7,471	332
Riverstone Holdings Ltd.	279,100	149
Sartorius Stedim Biotech	1,133	220
		3,716

Industrials—13.2%
Allegion plc	1,922	279
Beijer Ref AB Class B	12,854	178
Comfort Systems USA, Inc.	332	458
Epiroc AB Class B	25,543	547
Equifax, Inc.	981	177
Exponent, Inc.	1,684	110
Fair Isaac Corp.(8)	471	503
Haitian International Holdings Ltd.	138,503	360
Howden Joinery Group plc	34,807	369
Japan Elevator Service Holdings Co., Ltd.	16,400	170
Karman Holdings, Inc.(8)	4,636	371
Knorr-Bremse AG	2,498	285
Lennox International, Inc.	406	188
MEITEC Group Holdings, Inc.	7,000	145
MISUMI Group, Inc.	17,200	295
MonotaRO Co., Ltd.	24,400	264
MTU Aero Engines AG	1,039	379
NICE Information Service Co., Ltd.	15,225	160
Nordson Corp.	1,023	272
S-1 Corp.	5,817	336
Saia, Inc.(8)	587	206
Spirax Group plc	4,180	375
Uber Technologies, Inc.(8)	4,972	358
UL Solutions, Inc. Class A	3,325	285
VAT Group AG	245	153
Watsco, Inc.	552	201
Zurn Elkay Water Solutions Corp.	6,796	305
		7,729

Information Technology—14.8%
Alten S.A.	1,576	98
Amphenol Corp. Class A	10,815	1,366
ARM Holdings plc ADR(8)	2,264	343
Bentley Systems, Inc. Class B	4,240	149
Bouvet ASA	17,748	93
Cadence Design Systems, Inc.(8)	1,593	443
Cloudflare, Inc. Class A(8)	2,861	590
Datadog, Inc. Class A(8)	2,874	339
KLA Corp.	261	384
Monolithic Power Systems, Inc.	436	477
NVIDIA Corp.	9,440	1,646
Riken Keiki Co., Ltd.	13,900	264
ServiceNow, Inc.(8)	3,186	333
	Shares	Value

Information Technology—continued
ServiceTitan, Inc. Class A(8)	3,055	$194
Shopify, Inc. Class A(8)	4,958	588
Snowflake, Inc. Class A(8)	3,776	570
Teledyne Technologies, Inc.(8)	510	309
Trimble, Inc.(8)	2,418	158
Universal Display Corp.	1,827	167
Zebra Technologies Corp. Class A(8)	693	145
		8,656

Materials—1.3%
Corp. Moctezuma SAB de C.V.	100,433	452
Forterra plc	79,830	166
Ibstock plc	100,497	135
		753

Total Common Stocks (Identified Cost $26,535)		34,501

Affiliated Mutual Funds—13.3%
Fixed Income Funds—13.3%
Virtus Newfleet ABS MACS(9)(10)	216,188	2,138
Virtus Newfleet CMBS MACS(9)(10)	118,606	1,181
Virtus Newfleet Floating Rate MACS(9)(10)	106,568	1,021
Virtus Newfleet High Yield MACS(9)(10)	107,511	1,040
Virtus Newfleet RMBS MACS(9)(10)	236,742	2,393
Total Affiliated Mutual Funds (Identified Cost $7,851)		7,773

Total Long-Term Investments—97.6% (Identified Cost $50,047)		57,094

TOTAL INVESTMENTS—97.6% (Identified Cost $50,047)		$57,094
Other assets and liabilities, net—2.4%		1,388
NET ASSETS—100.0%		$58,482

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $2,722 or 4.7% of net assets.

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2026.
(4)	Amount is less than $500 (not in thousands).
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received.
(8)	Non-income producing.
(9)	Affiliated investment.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	76%
United Kingdom	4
Japan	3
Brazil	2
Singapore	2
Italy	1
Sweden	1
Other	11
Total	100%
† % of total investments as of March 31, 2026.

Exchange-traded futures contracts as of March 31, 2026 were as follows :
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
U.S. Treasury Ultra Bond Future	June 2026	(1)	$(117)	$—	$(1)
Total				$—	$(1)
The following table summarizes the value of the Series’ investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,504	$—	$3,504	$—
Foreign Government Securities	666	—	666	—
Mortgage-Backed Securities	3,711	—	3,711	—
Corporate Bonds and Notes	6,939	—	6,939	—
Leveraged Loans	—	—	—	— (1)
Equity Securities:
Common Stocks	34,501	25,433	9,068	—
Affiliated Mutual Funds	7,773	7,773	—	—
Total Assets	57,094	33,206	23,888	—
Liabilities:
Other Financial Instruments:
Futures Contracts	(1)	(1)	—	—
Total Liabilities	(1)	(1)	—	—
Total Investments	$57,093	$33,205	$23,888	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.